Segment reporting	12 Months Ended
Sep. 30, 2025
Segment reporting
Segment reporting

Note 17 - Segment reporting

ASC 280, Segment Reporting, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company currently has three main products from which revenue is earned and expenses are incurred: shiitake mushrooms, mu er fungus, and other edible fungi and other agricultural products. The operations of these product categories have similar economic characteristics. In particular, the Company uses the same or similar production processes, sells to the same or similar type of customers, and uses the same or similar methods to distribute these products. The resources required by these products share high similarity. Switching cost between different products is minimal. Production is primarily determined by sales orders received and market trends. Therefore, management, including the chief operating decision maker, primarily relies on the revenue data of different products in allocating resources and assessing performance. Based on management’s assessment, the Company has determined that it has only two operating segments and therefore two reportable segments as defined by ASC 280. Since June 2021, the Company’s operations have expanded into bulk agricultural commodity trading, such as cotton and corn bulk trading. The Company obtains control over these commodities as a principal from its suppliers before selling these commodities to its customers. To implement global expansion strategy and meet the growing customer demand, the Company launched its warehouse and logistics services business in the U.S. in the summer of 2024, with the aim to develop a food and agricultural product supply chain system. In July 2024, Farmmi USA opened its first warehouse and logistics services base in Chino, California, through the lease of warehouse spaces of 315,000 square feet from a large facility managed by established logistics companies. The facility provides special railway lines that offer sea-railway cargo transportation services. The logistics services provided to customers include cargo transfers and bonded warehouses. In March 2025, the Company further expanded its logistics service operations to the U.S. East Coast by opening a new warehouse located within an industrial park in Somerset, New Jersey. In August 2025, the Company leased additional warehouse spaces of approximately 183,000 square feet located in Robbinsville, New Jersey, bringing its total warehouse footprint in the U.S. to 640,000 square feet. In January 2026, the U.S. subsidiary completes a Food Facility Registration with the U.S. Food and Drug Administration and has the capacity to support the storage and distribution of a wide range of foods and agricultural commodities.

Revenue disaggregation

Management has concluded that the disaggregation level is the same under both the revenue standard and the segment reporting standard. Revenue under the segment reporting standard is measured on the same basis as under the revenue standard. The Company’s disaggregation of revenue for the years ended September 30, 2025, 2024 and 2023 are as follows:

	For the Years Ended September 30,
	2025	2024	2023
Revenue recognition at a point in time
Sales of agricultural products
Shiitake	$10,667,870	$17,791,882	$19,655,465
Mu Er	9,162,453	14,820,286	16,301,157
Other products	29,183	31,493	112,853
Agricultural products trading business
Tapioca	-	-	39,977,734
Corn	784,933	30,971,188	27,430,969
Cotton	-	-	5,547,927
Red dates	-	507,083	-
Cornstarch	-	-	1,338,782
Logistic services
Operation services	1,471,700	9,400	-
Special work order services	442,025	-	-
Sub-total	22,558,164	64,131,332	110,364,887
Revenue recognition over time
Logistic services
Outbound delivery services	5,175,610	-	-
Storage services	237,586	-	-
Total	$27,971,360	$64,131,332	$110,364,887

	For the Years Ended September 30,
	2025	2024	2023
Products revenue	$20,644,439	$64,121,932	$110,364,887
Services revenue	7,326,921	9,400	-
Total	$27,971,360	$64,131,332	$110,364,887

Revenue by geographical segment for the years ended September 30, 2025, 2024 and 2023:

	For the Years Ended September 30,
	2025	2024	2023
PRC	$20,644,439	$64,121,932	$110,364,887
United States of America	7,326,921	9,400	-
Total	$27,971,360	$64,131,332	$110,364,887

	For the Year Ended September 30, 2025
	USA	PRC	Total
Revenues	$7,326,921	$20,644,439	$27,971,360
Cost of revenues	(8,805,651)	(18,364,186)	(27,169,837)
Gross (loss) profit	(1,478,730)	2,280,253	801,523
Operating expenses	(821,384)	(56,096,515)	(56,917,899)
Loss from operations	(2,300,114)	(53,816,262)	(56,116,376)
Other income (expenses)	1,338,800	1,391,630	2,730,430
Loss before income taxes	(961,314)	(52,424,632)	(53,385,946)
Income tax expenses	-	(42)	(42)
Net loss	$(961,314)	$(52,424,674)	$(53,385,988)

	For the Year Ended September 30, 2024
	USA	PRC	Total
Revenues	$9,400	$64,121,932	$64,131,332
Cost of revenues	(4,480)	(60,253,138)	(60,257,618)
Gross profit	4,920	3,868,794	3,873,714
Operating expenses	(338,119)	(2,739,910)	(3,078,029)
(Loss) income from operations	(333,199)	1,128,884	795,685
Other income (expenses)	34,888	(5,458,081)	(5,423,193)
Loss before income taxes	(298,311)	(4,329,197)	(4,627,508)
Income tax benefits (expenses)	949	(1,213)	(264)
Net loss	$(297,362)	$(4,330,410)	$(4,627,772)

	For the Year Ended September 30, 2023
	USA	PRC	Total
Revenues	-	$110,364,887	$110,364,887
Cost of revenues	-	(106,078,132)	(106,078,132)
Gross profit	-	4,286,755	4,286,755
Operating expenses	-	(2,245,380)	(2,245,380)
Income from operations	-	2,041,375	2,041,375
Other income	-	815,931	815,931
Income before income tax	-	2,857,306	2,857,306
Income tax expenses	-	(313,493)	(313,493)
Net income	-	$2,543,813	$2,543,813

As of September 30, 2025 and 2024, the Company’s long-lived assets are located in PRC and the United States of America:

	As of	As of
	September 30,	September 30,
	2025	2024
United States of America	$46,933,699	$7,969,062
PRC	6,973,528	16,838,861
Total long-lived assets	$53,907,227	$24,807,923